CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) (USD $) In Millions, unless otherwise specified	Total	Total Tyco Shareholders' Equity	Common Shares	Treasury Shares	Contributed Surplus	Accumulated Earnings	Accumulated Other Comprehensive Loss	Nonredeemable Noncontrolling Interest
Balance at Sep. 28, 2012	$ 5,010	$ 4,994	$ 2,792	$ (1,094)	$ 1,763	$ 2,499	$ (966)	$ 16
Balance (in shares) at Sep. 28, 2012			462
Comprehensive income:
Net income	165	163				163		2
Other comprehensive (loss) income, net of tax	16	16					16
Dividends declared	(1)	(1)			(1)
Shares issued from treasury for vesting of share based equity awards	46	46		247	(201)
Shares issued from treasury for vesting of share based equity awards (in shares)			6
Repurchase of common shares	(50)	(50)		(50)
Repurchase of common shares (in shares)			(2)
Compensation expense	14	14			14
Other	(56)	(56)		(16)	(40)
Other (in shares)			(1)
Balance at Dec. 28, 2012	5,144	5,126	2,792	(913)	1,535	2,662	(950)	18
Balance (in shares) at Dec. 28, 2012			465
Balance at Sep. 27, 2013	5,121	5,098	208	(912)	3,754	3,035	(987)	23
Balance (in shares) at Sep. 27, 2013			463
Comprehensive income:
Net income	272	270				270		2
Other comprehensive (loss) income, net of tax	(34)	(34)					(34)
Shares issued from treasury for vesting of share based equity awards	40	40		140	(100)
Shares issued from treasury for vesting of share based equity awards (in shares)			4
Repurchase of common shares	(250)	(250)		(250)
Repurchase of common shares (in shares)	(7)		(7)
Compensation expense	15	15			15
Other	(10)	(9)		(9)				(1)
Balance at Dec. 27, 2013	$ 5,154	$ 5,130	$ 208	$ (1,031)	$ 3,669	$ 3,305	$ (1,021)	$ 24
Balance (in shares) at Dec. 27, 2013			460